Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 49,678	$ 7,689	¥ 1,307,571
Less: accumulated depreciation	(12,723)	(1,969)	(741,074)
Construction in progress			14,751
Property and equipment, net	36,955	5,720	581,248
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross			57,051
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross			225,749
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,902	294	3,889
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross			976,106
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 47,776	$ 7,395	¥ 44,776